Deconsolidation - Additional Information (Details)	1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 30, 2016 USD ($)	Apr. 30, 2016 USD ($)	Jun. 30, 2017 USD ($)	Mar. 31, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2018 USD ($) Affiliate	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015
Schedule Of Deconsolidation [Line Items]
Noncontrolling investment, percentage							59.83%
Gain on interest sold retained noncontrolling investment						$ (1,186,852)	$ 738,449
Equity method investment, ownership percentage									20.00%
Proceeds from transfer of equity method investment							350,181
Number of deregisted affiliates | Affiliate						7
Number of previously owned deregistered affiliates | Affiliate						5
Number of fully owned deregistered affiliates | Affiliate						2
CFO Henghui
Schedule Of Deconsolidation [Line Items]
Gain on interest sold retained noncontrolling investment								$ 3,921,387
Equity method investment, ownership percentage					57.07%
Proceeds from transfer of equity method investment					$ 710,659
CFO Yongfu
Schedule Of Deconsolidation [Line Items]
Gain on interest sold retained noncontrolling investment								202,363
Proceeds from transfer of equity method investment					$ 3,800
iSTAR Wealth Management
Schedule Of Deconsolidation [Line Items]
Cash consideration	$ 3,002,628							2,835,782
Gain on interest sold retained noncontrolling investment								2,245,827
Equity method investment, ownership percentage	85.00%
Description of gain on interest sold retained noncontrolling investment						(i) the fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, if any, (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income or loss attributable to the noncontrolling interests) on the date the subsidiary is deconsolidated, and (iv) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company’s net assets.
Shanghai Meining Computer Software Co., Ltd
Schedule Of Deconsolidation [Line Items]
Cash consideration				$ 1,451,723
Noncontrolling investment, percentage				100.00%
Gain on interest sold retained noncontrolling investment							1,080
CFO Zhengjin Qingdao
Schedule Of Deconsolidation [Line Items]
Cash consideration			$ 159,907
Noncontrolling investment, percentage			59.83%
Gain on interest sold retained noncontrolling investment							$ 1,259,044
Affiliates [Member]
Schedule Of Deconsolidation [Line Items]
Equity method investment, ownership percentage						59.83%
CFO Meining
Schedule Of Deconsolidation [Line Items]
Equity method investment, ownership percentage		90.00%
CFO Fenxin
Schedule Of Deconsolidation [Line Items]
Deconsolidation, ownership percentage disposed		100.00%
Cash consideration		$ 21,675,518
Noncontrolling investment, percentage		10.00%
Cost method investments, fair value disclosure		$ 807,265
Gain on interest sold retained noncontrolling investment								22,445,303
Two Insignificant Affiliates
Schedule Of Deconsolidation [Line Items]
Gain on interest sold retained noncontrolling investment								$ 319
Equity method investment, ownership percentage					70.25%